Employee Benefits Expense - Schedule of Consolidated Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of service [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	$ 584	$ 505
Share-based compensation
Token-based compensation
Total	584	505
Research and development [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	2,146	2,053	2,159
Share-based compensation	191	400	2
Token-based compensation	60	166	125
Total	2,397	2,619	2,286
Sales and marketing [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	1,769	1,637	1,160
Share-based compensation	98	443	1,022
Token-based compensation	30	268	435
Total	1,897	2,348	2,617
General and administrative [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	2,617	3,036	3,064
Share-based compensation	922	1,882	111
Token-based compensation	372	464	817
Total	$ 3,911	$ 5,382	$ 3,992